EMPLOYEE BENEFIT PLAN	12 Months Ended
Dec. 31, 2012
EMPLOYEE BENEFIT PLAN
EMPLOYEE BENEFIT PLAN

Note 18—EMPLOYEE BENEFIT PLAN

        The Company maintains a 401(k) plan, which covers substantially all employees. Participants may contribute up to the maximum allowed by the regulations. During the years ended December 31, 2012, 2011 and 2010, the plan expense amounted to $276 thousand, $254 thousand and $233 thousand, respectively. Prior to July 1, 2007, the Company matched 50% of an employee's contribution up to a 6.00% participant contribution. Beginning July 1, 2007, the Company began matching 100% of the employee's contribution up to 3% and 50% of the employee's contribution on the next 2% of the employee's contribution.

        The Company acquired various single premium life insurance policies from DutchFork that are used to indirectly fund fringe benefits to certain employees and officers. A salary continuation plan was established payable to two key individuals upon attainment of age 63. The plan provides for monthly benefits of $2,500 each for seventeen years. Other plans acquired were supplemental life insurance covering certain key employees. No expense is accrued relative to these benefits, as the life insurance covers the anticipated payout with the Company receiving the remainder, thereby recovering its investment in the policies. In 2006, the Company established a salary continuation plan which covers six additional key officers. The plan provides for monthly benefits upon normal retirement age of varying amounts for a period of fifteen years. Additional single premium life insurance policies were purchased in 2006 in the amount of $3.5 million designed to offset the funding of these additional fringe benefits. The cash surrender value at December 31, 2012 and 2011 of all bank owned life insurance was $10.9 million and $11.0 million, respectively. Expenses accrued for the anticipated benefits under the salary continuation plans for the year ended December 31, 2012, 2011 and 2010 amounted to $261 thousand, $161 thousand, and $275 thousand, respectively.